Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Trade and Other Payables [Line Items]
Trade payables	$ 1,507,225	$ 812,895
Accruals	3,597	3,418
Other payables	44,121	38,123
Trade and other payables	$ 1,554,943	$ 854,436